Installment Loans (Tables)	12 Months Ended
Mar. 31, 2016
Composition of Installment Loans By Domicile and Type of Borrower

The composition of installment loans by domicile and type of borrower at March 31, 2015 and 2016 is as follows:

	Millions of yen
	2015	2016
Borrowers in Japan:
Consumer—
Housing loans	¥1,048,216	¥1,122,088
Card loans	243,225	260,533
Other	22,866	23,466

	1,314,307	1,406,087

Corporate—
Real estate companies	227,568	230,001
Non-recourse loans	41,535	19,951
Commercial, industrial and other companies	401,718	365,371

	670,821	615,323

Overseas:
Non-recourse loans	83,233	61,260
Commercial, industrial companies and other	367,401	479,039

	450,634	540,299
Purchased loans*	42,292	30,524

	¥2,478,054	¥2,592,233

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).

Contractual Maturities of Installment Loans Except Purchased Loans

At March 31, 2016, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2017	¥408,746
2018	287,360
2019	267,473
2020	200,873
2021	219,901
Thereafter	1,177,356

Total	¥2,561,709

Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses

The following table provides information about the allowance for credit losses for fiscal 2014, 2015 and 2016:

	March 31, 2014
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning balance	¥14,526	¥16,717	¥41,875	¥15,316	¥15,830	¥104,264
Provision	4,437	2,381	837	2,532	3,651	13,838
Charge-offs	(5,786)	(3,590)	(11,807)	(3,921)	(4,421)	(29,525)
Recoveries	290	140	798	111	70	1,409
Other*2	6	(6,601)	1,041	110	254	(5,190)

Ending balance	¥13,473	¥9,047	¥32,744	¥14,148	¥15,384	¥84,796

Individually evaluated for impairment	3,279	8,534	25,054	12,288	0	49,155
Not individually evaluated for impairment	10,194	513	7,690	1,860	15,384	35,641

Financing receivables:
Ending balance	¥1,236,414	¥174,204	¥837,329	¥53,341	¥1,094,073	¥3,395,361

Individually evaluated for impairment	11,796	24,902	76,051	23,075	0	135,824
Not individually evaluated for impairment	1,224,618	149,302	761,278	30,266	1,094,073	3,259,537
	March 31, 2015
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning balance	¥13,473	¥9,047	¥32,744	¥14,148	¥15,384	¥84,796
Provision (Reversal)	5,456	(1,080)	4,800	(690)	3,145	11,631
Charge-offs	(7,189)	(53)	(13,247)	(3,390)	(3,832)	(27,711)
Recoveries	835	0	593	432	58	1,918
Other*3	10	234	782	217	449	1,692

Ending balance	¥12,585	¥8,148	¥25,672	¥10,717	¥15,204	¥72,326

Individually evaluated for impairment	2,606	7,751	15,541	8,481	0	34,379
Not individually evaluated for impairment	9,979	397	10,131	2,236	15,204	37,947

Financing receivables:
Ending balance	¥1,330,353	¥124,768	¥965,028	¥42,292	¥1,216,454	¥3,678,895

Individually evaluated for impairment	11,993	22,032	51,793	15,216	0	101,034
Not individually evaluated for impairment	1,318,360	102,736	913,235	27,076	1,216,454	3,577,861

	March 31, 2016
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning Balance	¥12,585	¥8,148	¥25,672	¥10,717	¥15,204	¥72,326
Provision (Reversal)	7,367	(491)	3,362	(1,308)	2,787	11,717
Charge-offs	(7,572)	(504)	(5,298)	(1,236)	(4,075)	(18,685)
Recoveries	543	0	393	232	13	1,181
Other*4	344	(5,353)	(738)	(172)	(549)	(6,468)

Ending Balance	¥13,267	¥1,800	¥23,391	¥8,233	¥13,380	¥60,071

Individually Evaluated for Impairment	2,770	1,323	12,552	5,888	0	22,533
Not Individually Evaluated for Impairment	10,497	477	10,839	2,345	13,380	37,538

Financing receivables:
Ending Balance	¥1,461,982	¥81,211	¥996,649	¥30,524	¥1,190,136	¥3,760,502

Individually Evaluated for Impairment	14,101	11,057	37,422	11,013	0	73,593
Not Individually Evaluated for Impairment	1,447,881	70,154	959,227	19,511	1,190,136	3,686,909

*1	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).
*2	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries. Additionally, other in non-recourse loans includes a decrease of ¥6,562 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
*3	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries.
*4	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries. Additionally, other in non-recourse loans includes a decrease of ¥5,265 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
*5	Loans held for sale are not included in the table above.

Purchased loans
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	2014	2015	2016
Beginning balance	¥15,316	¥14,148	¥10,717
Provision (Reversal)	2,532	(690)	(1,308)
Charge-offs	(3,921)	(3,390)	(1,236)
Recoveries	111	432	232
Other*	110	217	(172)

Ending balance	¥14,148	¥10,717	¥8,233

*	Other includes foreign currency translation adjustments.